Inventories (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Inventories
Finished products	¥ 3,477,457	¥ 149,089
Raw materials, work in process and supplies	3,327,236	1,468,801
Total	6,804,693	1,617,890		$ 986,588
Inventory write-downs	592,545	0	¥ 0
Production Related Impairments or Charges	¥ 519,470	¥ 51,256